Form N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Impax Funds Series Trust I
Entity Central Index Key	0000076721
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Prospectus Date	May 01, 2025